PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.8%
Asset-Backed Securities 11.2%
Cayman Islands 6.4%
Bain Capital Credit CLO Ltd., Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.704%(c)	10/21/34	500	$500,471
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31	217	216,939
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34	750	751,928
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.547(c)	04/30/31	158	158,210
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.517(c)	04/17/31	130	130,843
Clover CLO Ltd., Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.646(c)	10/25/33	500	500,373
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.573(c)	04/15/31	135	134,634
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.569(c)	04/26/31	438	438,368
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/34	250	250,237
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.237(c)	02/20/31	250	250,118
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.717(c)	05/21/34	750	750,254
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.705(c)	10/29/34	250	250,085
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	04/20/34	750	750,417

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.787(c)	01/17/30	54	54,442

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.516%(c)	04/25/31		121	$120,939
Wellfleet CLO Ltd., Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.794(c)	01/20/32		523	523,909
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.773(c)	10/15/34		250	250,159
					6,032,326
Ireland 1.6%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	506,052
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	153	166,010
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.675(c)	10/15/35	EUR	300	323,807
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.578(c)	11/15/31	EUR	464	500,471
					1,496,340
Spain 0.0%
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.850(c)	03/15/26	EUR	43	35,117
					35,118
United Kingdom 0.6%
NewDay Funding, Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)	6.391(c)	03/15/32	GBP	400	516,760
United States 2.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		100	100,061

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, (cont’d.)
Series 2023-02A, Class C, 144A	6.180%	10/20/27	100	$99,985

Chase Auto Owner Trust, Series 2022-AA, Class D, 144A	5.400	06/25/30	200	199,727
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	166	166,294
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27	100	95,724
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36	100	102,752
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	200	199,986
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.044(c)	03/25/54	18	18,353
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	15	14,701
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	69	68,482
Series 2019-01A, Class D, 144A	4.680	04/14/31	100	97,512
Series 2023-01A, Class D, 144A	7.070	02/14/33	200	204,881
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	300	307,138
Series 2023-02A, Class C, 144A	6.740	09/15/36	100	103,309
Series 2023-02A, Class D, 144A	7.520	09/15/36	100	103,966

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	100	97,253
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28	200	198,454
Series 2022-06, Class C	4.960	11/15/28	100	99,563
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	91	91,357
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	93	93,818
				2,463,316

Total Asset-Backed Securities (cost $10,713,651)				10,543,860

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 5.0%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	16	$10,971
Ireland 0.1%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.716(c)	08/17/33	EUR	98	105,220
United Kingdom 0.4%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.841(c)	08/07/30	GBP	145	179,272
Taurus DAC,
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.984(c)	08/17/31	GBP	59	75,741
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.334(c)	08/17/31	GBP	64	81,749
					336,762
United States 4.5%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		243	232,622
Series 2020-BN26, Class A3	2.155	03/15/63		200	172,844

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		380	335,428
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	190,638
Series 2020-B17, Class A4	2.042	03/15/53		75	63,514
Series 2020-B20, Class A3	1.945	10/15/53		100	86,826

BX Commercial Mortgage Trust, Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.369(c)	01/17/39		300	281,497
BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.029(c)	01/15/39		350	343,219
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51		150	144,590
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.208(c)	11/15/37		98	97,992

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Commercial Mortgage Trust,
Series 2014-CR17, Class A5	3.977%	05/10/47		179	$176,574
Series 2014-UBS04, Class A5	3.694	08/10/47		172	172,342
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.620(cc)	11/25/25		1,947	13,211
Series K111, Class X1, IO	1.569(cc)	05/25/30		317	23,251
Series K113, Class X1, IO	1.379(cc)	06/25/30		913	59,318
Series KG03, Class X1, IO	1.373(cc)	06/25/30		1,042	65,483

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51		121	116,830
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.943(c)	03/15/36		100	94,288
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51		200	191,987
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		213	203,534
Series 2021-C59, Class A3	1.958	04/15/54		600	512,619
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.843(c)	05/15/31		100	95,879
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.943(c)	05/15/31		600	552,047
					4,226,533

Total Commercial Mortgage-Backed Securities (cost $5,007,142)					4,679,486
Corporate Bonds 43.7%
Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	200	243,668
Gtd. Notes	6.625	01/16/34	GBP	300	375,736
					619,404
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	291,396

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada 1.9%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125%	06/15/26		6	$6,082
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,818
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		40	39,916

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	32,025
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,668
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,264

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.625	08/16/32		300	303,288
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		95	118,055
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	116,562
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	293,264
Rogers Communications, Inc., Gtd. Notes	5.000	02/15/29		800	800,505
					1,750,447
China 2.0%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	890,239
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		39	37,693
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	5,000	774,470
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	143,640
					1,846,042
France 2.9%
Ayvens SA, Sr. Preferred Notes	3.875	01/24/28	EUR	200	218,767
Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, 144A	1.604	10/04/26		200	186,317
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		200	178,057
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	172,230
Sub. Notes, EMTN	2.500(ff)	03/31/32	EUR	200	207,539

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

BPCE SA, Sr. Non-Preferred Notes, 144A	2.045%(ff)	10/19/27		250	$232,559
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	107,879
Eutelsat SA, Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	100	113,046
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	187,710
Regie Autonome des Transports Parisiens EPIC, Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	48	42,470
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	75,927
Societe Generale SA,
Gtd. Notes, 144A	2.797(ff)	01/19/28		200	187,685
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26		200	189,355
Sr. Non-Preferred Notes, 144A, MTN	2.625	01/22/25		255	251,380
Sr. Preferred Notes, EMTN	0.250	07/08/27	EUR	400	395,961
					2,746,882
Germany 1.3%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	107,964
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	63,818
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	140,515
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	1,000	138,332

TK Elevator Midco GmbH, Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	161,254
Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	400	452,023
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	108,117
					1,172,023

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Hong Kong 0.4%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650%	04/10/27	EUR	200	$198,210
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	138,387
					336,597
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	101,055
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	96,766
					197,821
India 0.6%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	313,172
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	196,474
					509,646
Indonesia 0.2%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	91,078
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100	106,805
					197,883
Israel 0.2%
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	167,500
Italy 0.7%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, 144A	5.750	05/05/26		200	200,328

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Ferrovie dello Stato Italiane SpA, Sr. Unsec’d. Notes, EMTN	3.750%	04/14/27	EUR	200	$218,581
Leasys SpA, Sr. Unsec’d. Notes, EMTN	4.500	07/26/26	EUR	200	219,549
					638,458
Jamaica 0.2%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000	12/31/30		11	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $92; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	19
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30		5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $190,646; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27		205	203,689
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $3,731; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		6	4,529
					208,237
Japan 0.2%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	196,687
Luxembourg 1.0%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	10/20/26	EUR	200	203,367
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400	387,658

P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	98,130
SELP Finance Sarl, Gtd. Notes, EMTN	3.750	08/10/27	EUR	200	216,999
					906,154

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Malta 0.2%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250%	05/15/28		200	$214,299
Mexico 1.2%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		141	125,656
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	188,188
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	95,373
Gtd. Notes, EMTN	2.750	04/21/27	EUR	300	290,990
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	399,350
					1,099,557
Netherlands 0.5%
ABN AMRO Bank NV, Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		300	303,994
Cooperatieve Rabobank UA, Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	56,807
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	137,514
					498,315
Norway 0.2%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	157,941
Peru 0.0%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(n)	06/02/25		14	13,862
Philippines 0.4%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	295,472
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	9.625	05/15/28		100	114,792
					410,264

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Poland 0.1%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes, EMTN	3.000%	05/30/29	EUR	100	$106,408
Portugal 0.1%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	118,699
Saudi Arabia 0.3%
Gaci First Investment Co., Gtd. Notes	4.750	02/14/30		300	295,687
Slovenia 0.3%
United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	150	156,526
Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	100	113,181
					269,707
South Africa 0.6%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		600	591,750
Spain 0.7%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	100	108,450
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	282,338
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	96,872
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	203,084
					690,744
Supranational Bank 0.5%
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.500	03/07/28	EUR	200	224,079
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	17,246
European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	40,843
Sr. Unsec’d. Notes, 144A, MTN	4.579(n)	05/28/37	CAD	150	63,914

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)

International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820%(c)	08/11/26		100	$93,203
					439,285
Switzerland 1.1%
Helvetia Europe SA, Gtd. Notes	2.750(ff)	09/30/41	EUR	200	195,433
UBS AG, Sr. Unsec’d. Notes	5.000	07/09/27		450	451,189
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	188,655
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	185,690
					1,020,967
United Arab Emirates 1.3%
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	209,415
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	120,360

Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	259,117
Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	0.375	05/17/28	EUR	100	96,160
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	200	242,392
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	131,566
Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	199,405
					1,258,415
United Kingdom 3.5%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	227,634
Barclays PLC, Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	205,779
BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	72,834
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	200	253,139

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	100	$117,712
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	102,697
eG Global Finance PLC,
Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	223,023
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	214,000

HSBC Holdings PLC, Sr. Unsec’d. Notes	2.013(ff)	09/22/28		200	182,168
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	133,306
Reckitt Benckiser Treasury Services PLC, Gtd. Notes, EMTN	3.875	09/14/33	EUR	200	220,698
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	327,708
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	196,917
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	200	191,628
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes	0.875	01/31/28	EUR	100	73,903
Sr. Sec’d. Notes, EMTN	4.375	01/18/31	EUR	100	78,869

Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	334,117
Zegona Finance PLC, Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	150	165,186
					3,321,318
United States 19.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		25	22,772
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		6	6,006
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		75	73,133
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		25	25,057
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	103,908

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
American Medical Systems Europe BV,
Gtd. Notes	1.625%	03/08/31	EUR	100	$97,427
Gtd. Notes	3.375	03/08/29	EUR	200	217,471

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		75	73,848
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	48,098
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		25	30,771
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		75	64,702
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,070
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	22,854
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	223,296
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	64,633

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		18	17,821
Ball Corp., Gtd. Notes	6.000	06/15/29		50	50,582
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	253,334
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		88	74,836
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	168,807
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	270,936
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	78,678

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		85	61,733
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	2,750
Gtd. Notes, 144A	5.000	02/15/29		25	12,625
Gtd. Notes, 144A	5.250	01/30/30		25	12,625
Gtd. Notes, 144A	5.250	02/15/31		25	12,625
Gtd. Notes, 144A	6.250	02/15/29		10	5,250
Gtd. Notes, 144A	7.000	01/15/28		25	14,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	19,253

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		20	20,255
Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	200	220,597

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29		100	$100,309
Boeing Co. (The), Sr. Unsec’d. Notes, 144A	6.528	05/01/34		200	209,945
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		32	31,480
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	8,416
Sr. Unsec’d. Notes	4.125	05/15/29		65	62,477
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31		240	207,107
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		102	84,122
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		65	57,455

Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.500	02/15/32		45	45,592
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		308	257,682
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31		125	111,177
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		60	56,668
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	48,426

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27		235	230,059
Capital One Financial Corp., Sr. Unsec’d. Notes	5.463(ff)	07/26/30		75	75,691
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		100	108,117
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.375	05/29/25	EUR	200	217,773
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	100	115,383
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		25	21,281
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	71,430

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		100	94,735
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		40	35,917
Gtd. Notes	5.375	03/15/44		40	37,724
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32		40	31,583
Sr. Sec’d. Notes	6.384	10/23/35		100	100,031

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875%(ff)	02/18/26(oo)	150	$142,281
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	300	281,098
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	35	29,454
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	85,272
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	295,164
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	315	318,334
Sub. Notes	5.827(ff)	02/13/35	20	20,221
Sub. Notes	6.174(ff)	05/25/34	15	15,536

Civitas Resources, Inc., Gtd. Notes, 144A	5.000	10/15/26	50	48,980
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	100	96,325
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	73,197
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	109	109,199
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	300	306,177
Crescent Energy Finance LLC, Gtd. Notes, 144A	7.625	04/01/32	35	35,878
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	25	24,597
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	43,265
Gtd. Notes, 144A	4.625	06/01/30	100	91,617
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $43,125; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27(d)	45	900
Sec’d. Notes, 144A (original cost $10,313; purchased 01/31/24)(f)	5.375	08/15/26(d)	150	3,040
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	10,484
Gtd. Notes	7.375	07/01/28	25	11,562
Gtd. Notes	7.750	07/01/26	100	64,284

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	50	49,997
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	33	33,003
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	75,715

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)		100	$99,671
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	49,723
Sr. Unsec’d. Notes	6.050	12/01/26		240	246,070
Sr. Unsec’d. Notes	6.250	04/15/49		25	25,601
Sr. Unsec’d. Notes	6.550	12/01/33		30	32,475

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27		50	50,952
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	103,236
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.800	03/05/27		200	201,829
Sr. Unsec’d. Notes	6.798	11/07/28		200	209,375
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	02/13/26	EUR	200	217,478
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	250	273,814

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	74,461
General Mills, Inc., Sr. Unsec’d. Notes	3.650	10/23/30	EUR	300	329,254
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.700	06/10/31		75	63,527
Sr. Unsec’d. Notes	5.400	05/08/27		95	96,036

GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		75	70,757
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	120,565
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	279,092
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	16,589
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	167,664
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		240	241,217
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		20	19,586
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,311

Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	110,117
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		75	72,871
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	47,137
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35		210	212,205

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Huntington Bancshares, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.208%(ff)	08/21/29		50	$51,957

JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		50	47,667
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	198,741
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		190	171,791
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	87,924
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		90	76,741
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		105	90,492
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	61,846
Sr. Unsec’d. Notes	5.012(ff)	01/23/30		300	302,384
Sr. Unsec’d. Notes	5.294(ff)	07/22/35		80	81,125

Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28		135	122,318
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		53	48,693
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		50	45,044
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	11.000	11/15/29		150	158,777
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		50	48,740
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		75	69,996
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		15	15,318
Medtronic, Inc., Gtd. Notes	3.650	10/15/29	EUR	400	443,186
MGM Resorts International, Gtd. Notes	6.500	04/15/32		80	80,303
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	203,060
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	103,616
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		180	182,169
Sr. Unsec’d. Notes, EMTN	3.955(ff)	03/21/35	EUR	300	329,411
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	49,847
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	41,760
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	147,982

Morgan Stanley Finance LLC, Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	139,005

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes	4.000%	03/15/28		25	$24,294
Sr. Unsec’d. Notes	4.950	09/01/32		190	185,987
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	14,564
Gtd. Notes, 144A	6.000	01/15/27		35	34,731

Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		100	95,194
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	52,775
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,702

OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	21,874
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26		100	101,397
Gtd. Notes	6.050	09/01/33		250	263,041

Owens Corning, Sr. Unsec’d. Notes, 144A	3.500	02/15/30		50	46,490
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	23,506
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		175	165,421
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	73,187
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31		50	47,814
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		75	77,365
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29		15	15,308
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.300(ff)	01/21/28		25	25,218
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		20	20,284
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,548
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	229,677

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		55	55,619

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750%	03/01/32		25	$24,921
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		75	72,223
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	59,401
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	180,850
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		75	73,510
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	104,494
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	49,606
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		50	48,225
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		40	36,793
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,097
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,767

Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30		25	23,474
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		100	90,745
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28		50	49,921
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30		120	121,770
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,800
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		90	96,937
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	180,968
Sr. Unsec’d. Notes	5.100(ff)	07/23/30		85	85,729
Sr. Unsec’d. Notes	5.384(ff)	01/23/30		35	35,670

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		20	17,597
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	58,489
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,454

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000%	08/15/28		30	$30,163
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	120,028
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,627
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,550
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	82,920
Gtd. Notes	4.000	06/22/50		10	6,994

VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		160	157,400
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	25,133
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	127,596
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	44,083
Gtd. Notes, 144A	5.625	02/15/27		75	74,420
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27		100	95,252
Gtd. Notes	5.050	03/15/42		65	51,275
Gtd. Notes	5.141	03/15/52		130	96,681
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	83,525
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	117,658
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		240	242,934
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	44,468
Gtd. Notes	3.100	01/15/30		70	64,129

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51		30	21,318
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	100	93,272
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		30	31,263
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		25	25,831
					18,668,376

Total Corporate Bonds (cost $42,733,808)					40,960,771

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 0.0%
Jamaica 0.0%
Digicel International Finance, Ltd., Initial Term Loan, 3 Month SOFR + 6.750%	12.002%(c)	05/29/27	10	$9,843
United States 0.0%
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	21	27,034
First Lien Term Loan, 1 Month SOFR + 10.100%	15.443(c)	05/25/26	2	2,156
Second Lien Term Loan	8.175	08/24/26	149	2,824
				32,014

Total Floating Rate and Other Loans (cost $88,018)				41,857
Municipal Bonds 0.2%
Louisiana 0.1%
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B	12.000	12/01/34	100	101,670
Puerto Rico 0.1%
Commonwealth of Puerto Rico, General Obligation, Series A	0.000(cc)	11/01/51	77	48,483

Total Municipal Bonds (cost $146,082)				150,153
Residential Mortgage-Backed Securities 1.8%
United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.597(c)	03/25/42	25	27,725
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.597(c)	03/25/42	20	21,711
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.448(c)	06/25/43	100	105,781

Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.347(c)	09/26/33	150	150,903

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.347%(c)	11/25/50		35	$39,331
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.997(c)	01/25/34		10	10,401
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.447(c)	09/25/41		70	70,602
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.197(c)	01/25/42		100	101,441
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.247(c)	04/25/42		140	145,732

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49		113	110,097
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	7.858	09/25/59		41	40,491
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		129	115,237
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.947(c)	04/25/34		87	86,827
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	05/25/33		289	290,110
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.699(c)	03/29/27		193	193,931

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	07/25/33		150	151,870

Total Residential Mortgage-Backed Securities (cost $1,649,818)					1,662,190
Sovereign Bonds 20.1%
Andorra 0.2%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	187,185
Austria 0.2%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	225,919

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil 0.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		676	$669,217
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	66,051
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	111,607
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	101,021
					278,679
Canada 0.1%
Province of British Columbia, Unsec’d. Notes	2.950	06/18/50	CAD	65	37,600
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	50	31,732
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	62,162
					131,494
Chile 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	114,658
China 0.8%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	290,195
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	237,236
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	78,230
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	85,173

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	91,382
					782,216
Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	166,500
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	47,812
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	644,766
					859,078

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Croatia 0.5%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125%	06/19/29	EUR	200	$197,916
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	300	274,858
					472,774
Cyprus 0.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	96,072
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	282,159
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	15,683
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	208,974
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	27,641
					630,529
Denmark 0.0%
Denmark Government Bond, Bonds	0.250	11/15/52	DKK	300	24,121
Egypt 0.2%
Egypt Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	176,204
Estonia 0.2%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000	10/12/32	EUR	200	226,461
France 0.3%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	149,564
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	100	107,208
					256,772
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	13	13,531
Bonds	4.300	02/24/26	EUR	34	37,164
Bonds	4.300	02/24/27	EUR	145	158,888
Bonds	4.300	02/24/28	EUR	42	44,665

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/29	EUR	25	$26,445
Bonds	4.300	02/24/30	EUR	10	10,547
Bonds	4.300	02/24/31	EUR	23	24,120
Bonds	4.300	02/24/32	EUR	24	25,066
Bonds	4.300	02/24/33	EUR	46	47,566
Bonds	4.300	02/24/34	EUR	22	24,033
Bonds	4.300	02/24/35	EUR	33	34,643
Bonds	4.300	02/24/36	EUR	24	25,003
Bonds	4.300	02/24/37	EUR	16	17,184
Bonds	4.300	02/24/38	EUR	15	15,875
Bonds	4.300	02/24/39	EUR	23	23,767
Bonds	4.300	02/24/40	EUR	23	23,629
Bonds	4.300	02/24/41	EUR	23	23,486
Bonds	4.300	02/24/42	EUR	37	40,136
Bonds, 144A	0.750	06/18/31	EUR	500	464,885
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	953,087
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	345	254,815
Sr. Unsec’d. Notes, 144A	4.125	06/15/54	EUR	55	60,830
Sr. Unsec’d. Notes, 144A	4.375	07/18/38	EUR	85	98,855

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	64,897
					2,513,117
Hong Kong 0.2%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	143,939
Hungary 0.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	102,104
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	83,049
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	161,313

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	114,887
					461,353
Iceland 0.1%
Iceland Government International Bond, Sr. Unsec’d. Notes	0.000	04/15/28	EUR	100	96,901

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India 0.2%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450%	06/25/26	CNH	1,000	$139,760
Indonesia 1.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	100,852
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	261,465
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	258,928
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	103,118
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	217,100
					941,463
Israel 0.4%
Israel Government Bond - Fixed, Bonds, Series 0537	1.500	05/31/37	ILS	300	53,018
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	101,120
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	260,138
					414,276
Italy 2.4%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10YR, 144A	0.950	12/01/31	EUR	100	91,665
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	150	127,739
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	715	569,748
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	352,567
Sr. Unsec’d. Notes, Series 31YR, 144A	1.700	09/01/51	EUR	150	100,818
Sr. Unsec’d. Notes, Series 50YR, 144A	2.800	03/01/67	EUR	105	84,581

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	164	161,716
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(n)	02/20/31	EUR	85	73,539
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	181,718
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	354,309
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	58,608
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	131,984
					2,288,992

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	0.600%	09/30/26	EUR	200	$203,057
Latvia 0.3%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	300	275,081
Lithuania 0.2%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	188,785
Mexico 0.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	98,823
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	171,063
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	101,055
					370,941
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	53,728
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	172,126
Sr. Unsec’d. Notes	3.875	03/17/28		200	187,626
					359,752
Peru 0.1%
Peru Government Bond, Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	7,792
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	90,873
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	25,998
					124,663

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines 0.6%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700%	02/03/29	EUR	500	$477,374
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	78,226
					555,600
Portugal 0.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.900	10/12/35	EUR	150	130,146
Sr. Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	160,802
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	65,776
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	233,015
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	160,893
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	51,345
					801,977
Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	181,960
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	200	179,654
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	46,266
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	93,006
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	44,183
					545,069
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	347,698
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	82,725
Sr. Unsec’d. Notes	2.125	12/01/30		200	162,813
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	261,346
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	232,347
					739,231
Singapore 0.0%
Singapore Government Bond, Bonds	2.750	03/01/46	SGD	40	29,289

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Slovakia 0.2%
Slovakia Government Bond,
Bonds, Series 247	3.625%	06/08/33	EUR	25	$27,599
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	150,135
					177,734
Slovenia 0.3%
Slovenia Government Bond, Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	270,031
Spain 1.5%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	110,090
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	59,281
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	33,434
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	100	91,849
Sr. Unsec’d. Notes, 144A	0.850	07/30/37	EUR	110	88,288
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	115,298
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	135	105,088
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	271,625
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	318,824
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	60,430

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	132,187
					1,386,394
United Arab Emirates 0.1%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	107,819
United Kingdom 0.3%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	135,172
Unsec’d. Notes	5.625	03/29/30	GBP	100	135,754
					270,926

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	10/27/27		39	$39,210

Total Sovereign Bonds (cost $22,021,284)					18,882,093
U.S. Government Agency Obligations 0.2%
Federal Home Loan Bank	3.280	03/28/29		13	12,154
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	134,388

Total U.S. Government Agency Obligations (cost $193,037)					146,542
U.S. Treasury Obligations 11.3%
U.S. Treasury Bonds(k)	1.875	02/15/41		335	237,431
U.S. Treasury Bonds(k)	2.375	05/15/51		100	68,016
U.S. Treasury Bonds	2.500	02/15/46		1,000	728,594
U.S. Treasury Bonds(k)	2.750	08/15/47		80	60,200
U.S. Treasury Bonds(h)	3.000	02/15/47		1,000	791,094
U.S. Treasury Bonds	3.000	02/15/48		1,000	785,312
U.S. Treasury Bonds	3.000	02/15/49		500	390,781
U.S. Treasury Bonds	4.250	02/15/54		700	688,516
U.S. Treasury Bonds(k)	4.375	08/15/43		90	89,564
U.S. Treasury Notes(k)	1.125	02/15/31		1,270	1,066,205
U.S. Treasury Notes	3.500	02/15/33		260	250,047
U.S. Treasury Notes	4.625	06/30/26		1,800	1,810,617
U.S. Treasury Notes(k)	4.875	04/30/26		1,800	1,815,258
U.S. Treasury Notes	4.875	05/31/26		1,800	1,816,945

Total U.S. Treasury Obligations (cost $10,663,919)					10,598,580

Shares
Affiliated Exchange-Traded Fund 1.3%
United States
PGIM AAA CLO ETF (cost $1,212,455)	23,800	1,217,251

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd. (original cost $12,001; purchased 01/29/24 - 02/08/24)*^(f) (cost $12,001)	9,900	$24,651
Preferred Stock 0.0%
Jamaica
Digicel International Finance Ltd. (original cost $6,340; purchased 01/26/24 - 01/29/24)*^(f) (cost $6,340)	1,051	11,144

Total Long-Term Investments (cost $94,447,555)		88,918,578

Short-Term Investment 4.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $4,220,036)(wb)	4,220,036	4,220,036

TOTAL INVESTMENTS 99.3% (cost $98,667,591)		93,138,614
Other assets in excess of liabilities(z) 0.7%		643,114

Net Assets 100.0%		$93,781,728

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $70,932 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $266,249. The aggregate value of $247,972 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	3 Month CME SOFR	Dec. 2024	$5,697,900	$(37,058)
49	2 Year U.S. Treasury Notes	Sep. 2024	10,062,992	66,389
3	10 Year Mini Japanese Government Bonds	Sep. 2024	285,912	819
25	10 Year U.S. Ultra Treasury Notes	Sep. 2024	2,889,453	71,663
20	20 Year U.S. Treasury Bonds	Sep. 2024	2,415,625	74,011

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
16	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	$2,047,500	$36,992
15	Euro Schatz Index	Sep. 2024	1,721,995	12,104
23	Euro-OAT	Sep. 2024	3,133,125	48,266
				273,186
Short Positions:
19	3 Month CME SOFR	Sep. 2024	4,494,806	1,391
9	3 Month CME SOFR	Mar. 2025	2,146,389	16,937
9	3 Month CME SOFR	Jun. 2025	2,155,500	14,535
21	3 Month CME SOFR	Sep. 2025	5,045,250	11,945
21	3 Month CME SOFR	Dec. 2025	5,056,013	7,679
6	3 Month CME SOFR	Mar. 2026	1,446,600	(9,536)
6	3 Month CME SOFR	Jun. 2026	1,447,950	(9,682)
19	5 Year Euro-Bobl	Sep. 2024	2,416,329	(42,273)
49	5 Year U.S. Treasury Notes	Sep. 2024	5,286,641	(76,521)
54	10 Year Euro-Bund	Sep. 2024	7,815,382	(165,530)
4	10 Year U.S. Treasury Notes	Sep. 2024	447,250	(11,131)
32	British Pound Currency	Sep. 2024	2,572,200	(13,957)
113	Euro Currency	Sep. 2024	15,325,625	96,412
				(179,731)
				$93,455
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/24	BOA	AUD	375	$245,367	$245,386	$19	$—
British Pound,
Expiring 08/02/24	BNP	GBP	1,030	1,325,847	1,324,142	—	(1,705)
Euro,
Expiring 08/02/24	JPM	EUR	12,988	14,102,041	14,057,748	—	(44,293)
Japanese Yen,
Expiring 08/02/24	BOA	JPY	75,223	489,329	502,287	12,958	—
Expiring 10/21/24	BARC	JPY	129,780	833,017	876,995	43,978	—
Polish Zloty,
Expiring 10/21/24	CITI	PLN	280	71,096	70,614	—	(482)
South Korean Won,
Expiring 09/19/24	HSBC	KRW	192,755	140,646	140,984	338	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/21/24	HSBC	CHF	32	$35,820	$36,450	$630	$—
				$17,243,163	$17,254,606	57,923	(46,480)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/24	CITI	AUD	375	$250,012	$245,386	$4,626	$—
Expiring 09/03/24	BOA	AUD	375	245,557	245,598	—	(41)
British Pound,
Expiring 08/02/24	TD	GBP	1,030	1,307,633	1,324,141	—	(16,508)
Expiring 09/03/24	BNP	GBP	1,030	1,326,225	1,324,558	1,667	—
Canadian Dollar,
Expiring 10/21/24	HSBC	CAD	878	643,567	637,621	5,946	—
Chinese Renminbi,
Expiring 09/19/24	BNP	CNH	755	104,848	104,924	—	(76)
Expiring 09/19/24	HSBC	CNH	696	95,842	96,734	—	(892)
Expiring 09/19/24	MSI	CNH	24,030	3,333,597	3,339,789	—	(6,192)
Colombian Peso,
Expiring 09/18/24	CITI	COP	273,723	68,421	67,100	1,321	—
Euro,
Expiring 08/02/24	BARC	EUR	307	334,313	332,291	2,022	—
Expiring 08/02/24	CITI	EUR	165	179,612	178,268	1,344	—
Expiring 08/02/24	JPM	EUR	12,338	13,236,795	13,354,182	—	(117,387)
Expiring 08/02/24	JPM	EUR	98	107,073	105,913	1,160	—
Expiring 08/02/24	MSI	EUR	80	86,112	87,094	—	(982)
Expiring 09/03/24	GSI	EUR	271	293,469	293,555	—	(86)
Expiring 09/03/24	JPM	EUR	12,988	14,123,279	14,079,318	43,961	—
Israeli Shekel,
Expiring 09/18/24	JPM	ILS	167	44,853	44,226	627	—
Japanese Yen,
Expiring 08/02/24	CITI	JPY	75,223	473,636	502,287	—	(28,651)
Expiring 09/03/24	BOA	JPY	75,223	491,686	504,742	—	(13,056)
Mexican Peso,
Expiring 09/18/24	CITI	MXN	4,858	253,056	258,777	—	(5,721)
Expiring 09/18/24	DB	MXN	1,200	64,438	63,898	540	—
New Zealand Dollar,
Expiring 10/21/24	CITI	NZD	102	61,408	60,432	976	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/18/24	SSB	SGD	41	$30,072	$30,382	$—	$(310)
South Korean Won,
Expiring 09/19/24	MSI	KRW	144,723	105,805	105,852	—	(47)
				$37,261,309	$37,387,068	64,190	(189,949)
						$122,113	$(236,429)
Cross currency exchange contracts outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/24	Buy	MXN	1,630	JPY	14,062	$—	$(7,735)	MSI
09/18/24	Buy	MXN	4,064	JPY	35,079	—	(19,388)	HSBC
						$—	$(27,123)
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		200	$46,030	$44,399	$1,631	GSI
China Development Bank	06/20/29	1.000%(Q)		205	(3,364)	(2,050)	(1,314)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		205	(3,483)	(1,786)	(1,697)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(1,649)	2,096	(3,745)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(2,298)	(1,784)	(514)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		400	11,918	33,575	(21,657)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	165	(155)	(79)	(76)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	55	(52)	(26)	(26)	BARC
					$46,947	$74,345	$(27,398)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	06/20/29	1.000%(Q)		140	2.126%	$(6,463)	$(7,412)	$949	CITI
DP World PLC	12/20/24	1.000%(Q)		100	0.611%	267	36	231	BARC
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	0.274%	1,097	(265)	1,362	DB
Kingdom of Spain	06/20/25	1.000%(Q)		1,000	0.082%	9,191	(1,633)	10,824	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		170	0.082%	1,562	(290)	1,852	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		15	0.082%	138	35	103	BARC
People’s Republic of China	06/20/29	1.000%(Q)		410	0.633%	7,108	4,981	2,127	JPM
Republic of Estonia	12/20/26	1.000%(Q)		50	0.319%	835	226	609	JPM
Republic of France	06/20/34	0.250%(Q)		195	0.479%	(3,571)	(4,249)	678	CITI
Republic of Italy	06/20/30	1.000%(Q)		100	0.811%	1,099	(1,693)	2,792	BARC
Republic of Panama	09/20/24	1.000%(Q)		440	0.327%	927	394	533	BARC
Republic of Panama	12/20/26	1.000%(Q)		45	0.931%	123	62	61	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	165	0.087%	165	105	60	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	60	0.087%	60	51	9	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	55	0.087%	55	35	20	BARC
						$12,593	$(9,617)	$22,210

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	3,110	3.309%	$197,848	$229,640	$31,792
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.783%	$(2,217)	$(105,414)	$(103,197)
AUD	1,360	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.783%	(110,637)	(98,043)	12,594
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.783%	(9,093)	(8,873)	220
BRL	7,198	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(30,873)	(30,873)
BRL	4,741	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(11,575)	(11,575)
CAD	80	09/03/24	0.000%(S)	1 Day CORRA(1)(S)/ 4.530%	(810)	1,420	2,230
CAD	80	09/03/24	0.000%(S)	1 Day CORRA(2)(S)/ 4.530%	330	(1,542)	(1,872)
CAD	700	12/03/25	4.100%(S)	1 Day CORRA(2)(S)/ 4.530%	(1,364)	1,631	2,995
CAD	455	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 4.530%	3,240	4,332	1,092
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 4.530%	32	(2,068)	(2,100)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 4.530%	$765	$1,074	$309
CAD	550	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.530%	(5,469)	9,976	15,445
CAD	640	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 4.530%	(7,298)	(13,556)	(6,258)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.530%	(3,677)	1,300	4,977
CAD	350	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.530%	(6,745)	6,840	13,585
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.530%	(4,705)	1,391	6,096
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ 1.211%	(170)	(1,414)	(1,244)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.211%	(390)	(3,456)	(3,066)
CHF	300	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ 1.211%	14,549	28,871	14,322
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.211%	(190)	(825)	(635)
CHF	110	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 1.211%	(4,218)	(5,194)	(976)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ 1.211%	(18,810)	(17,036)	1,774
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 5.750%	—	(2,785)	(2,785)
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(1)	521	522
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(1)	558	559
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(5)	1,489	1,494
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	990	990
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	5	1,840	1,835

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$(2)	$3,190	$3,192
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(4)	4,095	4,099
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	(65)	9,611	9,676
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	10,057	10,057
CNH	31,040	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	64,192	140,039	75,847
CNH	5,400	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	20,645	20,645
CNH	4,740	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	21,232	26,782	5,550
CNH	3,360	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	—	5,228	5,228
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/ 4.360%	—	(33,412)	(33,412)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.577%	(2,866)	(6,258)	(3,392)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(118,082)	(118,082)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(76,567)	(76,567)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/ 3.653%	692	7,010	6,318
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.653%	—	(7,806)	(7,806)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	(55,605)	(55,605)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.653%	$(117)	$(68,133)	$(68,016)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.653%	683	11,728	11,045
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.579%	3,817	(23,772)	(27,589)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.579%	—	25,897	25,897
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.579%	(6,782)	(60,148)	(53,366)
EUR	55	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 3.653%	201	436	235
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	(23,179)	(23,179)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	25,094	25,094
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	—	(25,406)	(25,406)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	59,039	59,039
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	—	(59,840)	(59,840)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.579%	—	63,447	63,447
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	—	(63,987)	(63,987)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.579%	332	(17,007)	(17,339)
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.647%	(195)	23,415	23,610

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.579%	$5,252	$(25,349)	$(30,601)
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.200%	(8,575)	(9,796)	(1,221)
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	5,939	6,383	444
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 5.200%	(45,355)	(52,672)	(7,317)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.200%	(73,295)	(79,741)	(6,446)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 5.200%	(266)	672	938
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	44,990	(112,403)	(157,393)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(31,757)	(87,325)	(55,568)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(94,153)	(100,159)	(6,006)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 5.200%	76,745	80,974	4,229
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 5.200%	—	(27,857)	(27,857)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(3,514)	(34,439)	(30,925)
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.200%	(143,706)	(154,194)	(10,488)
GBP	65	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 5.200%	(235)	971	1,206
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/ 6.490%	—	(16,738)	(16,738)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.079%	—	(124)	(124)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ 0.079%	5	(11,076)	(11,081)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.079%	(411)	(5,255)	(4,844)
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.079%	(10,796)	(20,464)	(9,668)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.079%	—	(12,608)	(12,608)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.079%	$4	$(33,840)	$(33,844)
JPY	60,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.079%	11,802	14,861	3,059
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.079%	23,074	26,818	3,744
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.079%	10,938	11,093	155
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.079%	(8,945)	(55,129)	(46,184)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.079%	(864)	(12,575)	(11,711)
JPY	115,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.079%	(55,278)	(55,058)	220
JPY	50,364	06/27/34	0.995%(A)	1 Day TONAR(1)(A)/ 0.079%	4	(396)	(400)
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.079%	(2,751)	(47,920)	(45,169)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.079%	(1,373)	(23,005)	(21,632)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.079%	(5)	(7,084)	(7,079)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.079%	114,742	122,531	7,789
JPY	25,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.079%	1,173	2,385	1,212
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.079%	(23)	(10,447)	(10,424)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.079%	(11)	(13,651)	(13,640)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ 0.079%	(103)	(21,206)	(21,103)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.079%	(17,448)	(29,314)	(11,866)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/ 0.079%	(127)	(4,030)	(3,903)
JPY	45,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.079%	(43,543)	(56,993)	(13,450)
JPY	38,600	07/08/45	0.350%(A)	1 Day TONAR(2)(A)/ 0.079%	(40,817)	(53,498)	(12,681)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.079%	(3,106)	(82,427)	(79,321)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	75,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.079%	$(89,524)	$(112,243)	$(22,719)
JPY	25,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.079%	(38,081)	(39,223)	(1,142)
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.079%	(24,672)	(53,061)	(28,389)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.079%	70,582	75,625	5,043
JPY	45,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.079%	4,023	9,838	5,815
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	(619)	(619)
KRW	700,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(20,337)	(19,149)	1,188
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	(1,313)	(1,313)
KRW	100,000	05/17/29	3.325%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	180	180
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(8,155)	(34,091)	(25,936)
KRW	461,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	(4,328)	4,911	9,239
KRW	300,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	11,815	11,815
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	3,132	10,660	7,528
MXN	320	05/13/31	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	378	773	395
MXN	5,700	06/14/34	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	1,530	3,605	2,075

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.840%	$2,459	$(8,829)	$(11,288)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 5.455%	—	(7,632)	(7,632)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 5.870%	12,783	(14,577)	(27,360)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	(34,246)	(34,246)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 3.591%	(2,834)	(19,809)	(16,975)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.434%	806	(11,402)	(12,208)
THB	16,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 2.483%	(33,832)	(30,959)	2,873
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	8,777	8,777
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	6,188	6,188
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.642%	—	5,818	5,818
TWD	8,480	07/21/33	1.410%(Q)	3 Month TAIBOR(1)(Q)/ 1.642%	—	10,719	10,719
	1,180	04/11/25	5.220%(T)	1 Day SOFR(2)(T)/ 5.380%	141	1,103	962
	4,320	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 5.380%	—	7,406	7,406
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 5.380%	—	17,012	17,012
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(8,893)	(8,893)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.380%	—	67,459	67,459
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.380%	—	5,074	5,074
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(14,171)	(14,171)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.380%	$—	$(9,446)	$(9,446)
950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(14,421)	(14,421)
1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 5.380%	(413,334)	(389,778)	23,556
240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(18,566)	(18,566)
465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 5.380%	(2,734)	21,167	23,901
940	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	412,098	386,922	(25,176)
510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 5.380%	5,260	(26,246)	(31,506)
800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 5.380%	3,605	230	(3,375)
				$(488,584)	$(1,647,387)	$(1,158,803)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	$11,215	$—	$11,215	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	25,625	—	25,625	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	14,882	—	14,882	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	22,592	—	22,592	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(1,357)	(8)	(1,349)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(3,575)	(5)	(3,570)	HSBC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$80	$—	$80	MSI
MYR	790	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	3,314	(1)	3,315	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	791	(2)	793	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	133	(1)	134	GSI
					$73,700	$(17)	$73,717

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.930%	DB	09/21/24	1,000	$14,794	$—	$14,794
U.S. Treasury Bond(T)	1 Day USOIS -35bps(T)/ 4.980%	JPM	09/09/24	615	8,183	—	8,183
					$22,977	$—	$22,977
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).